TIAA Real Estate Account c/o Teachers Insurance and Annuity Association of America 730 Third Avenue New York, NY 10017-3206	F. Scott Thomas, Esq. Managing Director and Associate General Counsel Product & Distribution Law 704-988-3687 (tele) sthomas@tiaa.org

April 27, 2026
VIA EDGAR
Division of Corporation Finance
Office of Real Estate & Construction
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Attention: Catherine DeLorenzo

Re:    TIAA Real Estate Account Pre-Effective Amendment No. 1 to Registration Statement on Form S-1 (as amended, the “Registration Statement”) (File No. 333-294258)

Ladies and Gentlemen:

On behalf of the TIAA Real Estate Account (the “Account”), we have attached for filing Pre-Effective Amendment No. 1 to the above-captioned Registration Statement (“Amendment No. 1”), including exhibits. The primary purpose of Amendment No. 1 is to update certain disclosures in the Account’s prospectus, including financial, fee and expense, and performance information.

Amendment No. 1 is being filed pursuant to Rule 429 under the Securities Act of 1933 (“1933 Act”). The undersigned hereby represents that Amendment No. 1 does not contain disclosures that would render it ineligible to become effective pursuant to Rule 429.

Under request for acceleration of effectiveness letters dated the same date hereof and filed separately by the Account and its distributor pursuant to Rule 461 under the 1933 Act, we respectfully request that the effectiveness of the Registration Statement be accelerated to, and that such Registration Statement be declared effective on, Friday, May 1, 2026, at 9:00 a.m. EDT.

If you have any questions regarding this filing, please do not hesitate to call me at 704-988-3687.

                    Sincerely,

/s/ F. Scott Thomas
F. Scott Thomas, Esq.
Managing Director and Associate General Counsel